UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-02380

The Cash Management Trust of America
(Exact name of registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2007

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

The Cash Management Trust of America
The U.S. Treasury Money Fund of America
The Tax-Exempt Money Fund of America

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Semi-annual report for the six months ended March 31, 2007

The Cash Management Trust of America® seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments.

The U.S. Treasury Money Fund of AmericaSM seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities maturing in one year or less.

The Tax-Exempt Money Fund of AmericaSM seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, through investments in high-quality municipal securities with effective maturities of one year or less.

These money market funds are three of the 30 American Funds. The organization ranks among the nation’s three largest mutual fund families. For 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Investment returns will vary. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

The total annual fund operating expense ratios for Class A shares as of the most recent fiscal year-end were 0.53% for The Cash Management Trust of America, 0.59% for The U.S. Treasury Money Fund of America and 0.52% for The Tax-Exempt Money Fund of America. These figures do not reflect any fee waivers currently in effect; therefore, the actual expense ratios are lower.

For The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America, the investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. For The Cash Management Trust of America, the investment adviser waived 10% of its management fees beginning October 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights tables on pages 22, 44 and 64 for details.

Results for Class B, C, F and 529 shares of The Cash Management Trust of America can be found on page 28.

Income from The Tax-Exempt Money Fund of America may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income may be taxable.

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Fellow shareholders:

During the first half of the current fiscal year, short-term interest rates were relatively stable, and yields on short-term obligations remained attractive versus high-quality, longer maturity debt. This favorable environment helped The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America generate solid returns for the six months ended March 31, 2007. All three funds maintained a constant net asset value of $1.00.

The funds’ results

The Cash Management Trust of America produced an income return of 2.43% (4.86% annualized), with dividends reinvested, for the first half of the fund’s fiscal year. The fund’s annualized seven-day yield as of March 31, 2007, was 4.79%.

The U.S. Treasury Money Fund of America generated a six-month income return of 2.23% (4.46% annualized), including reinvested dividends. Because all of the fund’s earnings are derived from investments in U.S. Treasury securities, the income paid by the fund is exempt from most state and local taxes. The fund’s annualized seven-day yield for the week ended March 31, 2007, was 4.50%.

The Tax-Exempt Money Fund of America provided a federally tax-free income return of 1.54% (3.08% annualized), with dividends reinvested, for the six-month period ended March 31, 2007. The income return is equivalent to a taxable return of 2.37% (4.74% annualized) for investors in the 35.0% federal tax bracket. A portion of this return may also be exempt from some state and local taxes. The fund’s annualized seven-day yield at the end of the period was 3.20%, and its taxable equivalent annualized seven-day yield was 4.92%.

The Fed and the economy

During the six-month reporting period, the Federal Reserve left its federal funds rate unchanged at 5.25%. Its last rate hike was in June 2006. This key overnight lending rate is an important benchmark for short-term interest rates generally. (The chart on page 2 demonstrates the interplay between the federal funds rate and the funds’ yields.) At 5.25%, this rate is higher than it has been for the six years prior, reflecting the Fed’s determination to curb inflation and moderate growth to a sustainable pace.

[Begin Sidebar]
Your funds’ annualized seven-day SEC yields as of March 31, 2007

Seven-day yield: Unlike a fund’s income return, which reflects income generated over the period, the seven-day SEC yield is calculated by annualizing dividends paid by a fund during the last seven days. This calculation more accurately reflects a fund’s current earnings.

The Cash Management Trust of America	+4.79%
(reflecting a fee waiver, +4.77% without the waiver)

The U.S. Treasury Money Fund of America	+4.50%
(reflecting a fee waiver, +4.47% without the waiver)

The Tax-Exempt Money Fund of America	+3.20%
(reflecting a fee waiver, +3.17% without the waiver)

The Tax-Exempt Money Fund of America (taxable equivalent yield)[2]	+4.92%
(reflecting a fee waiver, +4.88% without the waiver)

Consumer Price Index and federal funds target rate vs. fund yields1

For the five years ended March 31, 2007 (plotted monthly)

[begin line chart]

	The Cash Management Trust of America	The U.S. Treasury Money Fund of America[3]	The Tax-Exempt Money Fund of America[2]	Federal funds rate (target rate)	Consumer Price Index (inflation)
03/02	1.17	1.14	1.25	1.75	1.48
04/02	1.25	1.16	1.68	1.75	1.64
05/02	1.26	1.12	1.71	1.75	1.18
06/02	1.13	1.09	1.45	1.75	1.07
07/02	1.16	1.06	1.29	1.75	1.46
08/02	1.15	1.13	1.25	1.75	1.80
09/02	1.15	1.10	1.46	1.75	1.51
10/02	1.21	1.08	1.52	1.75	2.03
11/02	1.00	0.87	1.35	1.25	2.20
12/02	0.78	0.71	1.05	1.25	2.38
01/03	0.77	0.59	0.78	1.25	2.60
02/03	0.89	0.58	0.80	1.25	2.98
03/03	0.99	0.58	0.62	1.25	3.02
04/03	0.85	0.57	0.88	1.25	2.22
05/03	0.88	0.55	0.88	1.25	2.06
06/03	0.68	0.46	0.91	1.00	2.11
07/03	0.84	0.42	0.63	1.00	2.11
08/03	1.05	0.38	0.51	1.00	2.16
09/03	1.06	0.42	0.63	1.00	2.32
10/03	0.89	0.37	0.60	1.00	2.04
11/03	0.77	0.29	0.68	1.00	1.77
12/03	0.73	0.25	0.72	1.00	1.88
01/04	0.59	0.17	0.45	1.00	1.93
02/04	0.63	0.30	0.85	1.00	1.69
03/04	0.60	0.30	0.66	1.00	1.74
04/04	0.67	0.39	0.74	1.00	2.29
05/04	0.73	0.29	0.82	1.00	3.05
06/04	0.67	0.39	0.88	1.00	3.27
07/04	1.03	0.49	0.88	1.25	2.99
08/04	1.42	0.76	0.98	1.50	2.65
09/04	1.51	0.88	1.12	1.75	2.54
10/04	1.47	1.04	1.54	1.75	3.19
11/04	1.50	1.13	1.88	2.00	3.52
12/04	1.69	1.43	1.98	2.25	3.26
01/05	1.76	1.48	1.85	2.25	2.97
02/05	1.89	1.64	2.26	2.50	3.01
03/05	2.12	1.98	2.34	2.75	3.15
04/05	2.31	2.10	2.69	2.75	3.51
05/05	2.50	2.22	3.25	3.00	2.80
06/05	2.51	2.29	3.26	3.00	2.53
07/05	2.84	2.58	3.18	3.25	3.17
08/05	3.05	2.69	3.23	3.50	3.64
09/05	3.17	2.77	3.12	3.75	4.69
10/05	3.35	2.93	3.48	3.75	4.35
11/05	3.54	3.04	3.58	4.00	3.46
12/05	3.73	3.19	3.85	4.25	3.42
01/06	3.95	3.44	3.97	4.50	3.99
02/06	3.99	3.60	4.11	4.50	3.60
03/06	4.09	3.78	4.00	4.75	3.36
04/06	4.34	4.06	4.41	4.75	3.55
05/06	4.54	4.09	4.64	5.00	4.17
06/06	4.68	4.24	4.63	5.25	4.32
07/06	4.87	4.35	4.64	5.25	4.15
08/06	4.88	4.50	4.79	5.25	3.82
09/06	4.81	4.41	4.79	5.25	2.06
10/06	4.81	4.33	4.75	5.25	1.31
11/06	4.87	4.46	4.71	5.25	1.97
12/06	4.79	4.41	4.73	5.25	2.54
01/07	4.84	4.46	4.69	5.25	2.08
02/07	4.79	4.51	4.88	5.25	2.42
03/07	4.79	4.50	4.93	5.25	2.78

[end line chart]

For The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America, the investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. For The Cash Management Trust of America, the investment adviser waived 10% of its management fees beginning October 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights tables on pages 22, 44 and 64 for details.

1 Equivalent to Securities and Exchange Commission (SEC) yields. Represents the seven-day month-end averages.
2 Represents the fund’s taxable equivalent yield calculated at the maximum effective 35.0% federal tax rate.
3 Because income paid by The U.S. Treasury Money Fund of America is exempt from state and local taxes in most states, the fund’s taxable equivalent yield would be higher than the rates shown in the chart.
[End Sidebar]

There has been conflicting evidence of progress in this pursuit. During the reporting period, economic growth slowed considerably versus the same period one year ago, but core inflation remains above the Fed’s comfort level of about 2.0%. Core inflation, a key inflation measure that excludes volatile food and energy prices, rose at an annual rate of 2.5% as of March 2007. At the same time, the unemployment rate remains quite low, while earnings and wages continue to rise — all signs of a healthy economy.

Achieving the desired balance of low inflation and sustainable growth is no easy accomplishment. Considerable uncertainty remains in the marketplace: Will the economy slow too much or will inflation prove too intractable? The former could lead to a rate cut by the Fed, while the latter may lead to a rate hike. At the start of the reporting period, investors were anticipating a rate cut by the Fed in the first half of 2007, which served to nudge market rates lower; that expectation has largely evaporated in recent months.

For now, the persistence of high short-term rates serves the Fed’s intentions while benefiting the shareholders of our money market funds.

The funds’ objective

Our objective in managing these money market funds is to provide shareholders with a reasonable return while protecting the principal invested. As part of a broader portfolio that includes stock and bond funds, these money market funds offer relative stability while serving as a haven for cash that investors may need soon or want to have available for future investments. The funds offer check-writing privileges, and access to accounts is available 24 hours a day through American FundsLine® (800/325-3590) and on our website at americanfunds.com.

We thank you for selecting an American Funds money market fund for your investment portfolio. We are pleased to have this opportunity to help you achieve your financial goals.

Cordially,

/s/ Paul G. Haaga, Jr.	/s/ Abner D. Goldstine
Paul G. Haaga, Jr.	Abner D. Goldstine
Vice Chairman of the Boards	President

May 9, 2007

For current information about the funds, visit americanfunds.com.

The Cash Management Trust of America

Investment portfolio	unaudited
March 31, 2007

[begin pie chart]

Commercial paper	83.6%
Federal agency discount notes	12.6
Certificates of deposit	3.6
Other assets less liabilities	0.2

[end pie chart]

		Principal	Market
	Yield at	amount	value
Short-term securities - 99.84%	acquisition	(000)	(000)

Commercial paper - 83.58%
3M Co.
April 24, 2007	5.22%	$50,000	$49,827
Abbott Laboratories (1)
April 2, 2007	5.23	50,000	49,986
April 3, 2007	5.23	75,000	74,967
May 1, 2007	5.24	125,000	124,438
May 2, 2007	5.26	75,000	74,640
Allied Irish Banks N.A. Inc. (1)
April 2, 2007	5.29	50,000	49,985
April 10, 2007	5.29	50,000	49,927
April 23, 2007	5.28	50,000	49,832
American Express Credit Corp.
April 17, 2007	5.26	125,000	124,691
American Honda Finance Corp.
April 3, 2007	5.28	50,000	49,978
May 2, 2007	5.25	50,000	49,768
May 16, 2007	5.26	100,000	99,328
Amsterdam Funding Corp. (1)
May 1, 2007	5.27	200,000	199,099
May 17, 2007	5.29	50,000	49,657
Anheuser-Busch Cos. Inc. (1)
April 27, 2007	5.23	20,000	19,922
May 7, 2007	5.22	40,000	39,788
AT&T Inc. (1)
April 25, 2007	5.28	100,000	99,635
Atlantic Industries (1)
April 16, 2007	5.24	120,000	119,722
Bank of America Corp.
April 4, 2007	5.28	125,000	124,927
April 16, 2007	5.28	150,000	149,650
May 21, 2007	5.28	50,000	49,633
Bank of Ireland (1)
April 13, 2007	5.27	50,000	49,905
Bank of Montreal
April 17, 2007	5.27	25,000	24,938
May 22, 2007	5.27	25,000	24,814
Barclays U.S. Funding Corp.
April 23, 2007	5.28	50,000	49,832
May 7, 2007	5.28	100,000	99,461
Barton Capital LLC (1)
April 5, 2007	5.26	100,000	99,927
April 11, 2007	5.27	100,000	99,840
April 23, 2007	5.29	50,000	49,832
BASF AG (1)
April 2, 2007	5.28	75,000	74,978
April 3, 2007	5.29	50,000	49,978
April 10, 2007	5.28	50,000	49,927
BMW U.S. Capital LLC (1)
April 2, 2007	5.27	50,000	49,985
April 27, 2007	5.25	50,000	49,804
CAFCO, LLC (1)
April 3, 2007	5.29	50,000	49,978
April 19, 2007	5.28	175,000	174,515
April 23, 2007	5.28	100,000	99,668
Calyon North America Inc.
April 9, 2007	5.27	100,000	99,869
Canadian Imperial Holdings Inc.
April 11, 2007	5.27	100,000	99,840
Caterpillar Financial Services Corp.
April 2, 2007	5.22	50,000	49,986
May 7, 2007	5.25	25,000	24,866
CBA (Delaware) Finance Inc.
April 26, 2007	5.28	50,000	49,821
May 21, 2007	5.29	100,000	99,271
Chevron Funding Corp.
April 9, 2007	5.24	50,000	49,935
April 11, 2007	5.23	75,000	74,881
May 3, 2007	5.23	50,000	49,762
May 4, 2007	5.23	25,000	24,877
CIT Group, Inc. (1)
April 18, 2007	5.28	100,000	99,744
May 3, 2007	5.26	100,000	99,536
Clipper Receivables Co., LLC (1)
April 19, 2007	5.27	100,000	99,723
April 24, 2007	5.28	225,000	224,212
Coca-Cola Co. (1)
April 20, 2007	5.23	200,000	199,422
Credit Suisse New York Branch
April 12, 2007	5.30	50,000	49,912
April 30, 2007	5.28	50,000	49,782
DaimlerChrysler Revolving Auto Conduit LLC
April 3, 2007	5.30	25,000	24,989
June 1, 2007	5.30	20,000	19,824
Danske Corp. (1)
April 12, 2007	5.28	100,000	99,836
April 27, 2007	5.28	150,000	149,410
Depfa Bank PLC (1)
April 10, 2007	5.29	50,000	49,930
April 16, 2007	5.29	100,000	99,766
May 21, 2007	5.28	75,000	74,453
Dexia Delaware LLC
April 2, 2007	5.29	50,000	49,985
April 9, 2007	5.27	100,000	99,869
April 12, 2007	5.29	50,000	49,912
Electricité de France
May 9, 2007	5.28	75,000	74,582
Emerson Electric Co. (1)
April 3, 2007	5.22	75,000	74,967
Estée Lauder Companies Inc. (1)
April 18, 2007	5.27	25,000	24,934
Export Development Canada
April 11, 2007	5.22	50,000	49,921
May 2, 2007	5.25	20,000	19,909
General Electric Capital Corp.
May 2, 2007	5.27	200,000	199,076
May 18, 2007	5.27	125,000	124,128
Harley-Davidson Funding Corp. (1)
April 30, 2007	5.25	20,000	19,913
HBOS Treasury Services PLC
May 1, 2007	5.27	100,000	99,549
Hershey Co. (1)
April 17, 2007	5.23	25,000	24,939
May 24, 2007	5.24	50,000	49,626
HSBC Finance Corp.
April 13, 2007	5.25	300,000	299,433
IBM Corp. (1)
April 30, 2007	5.24	150,000	149,348
May 30, 2007	5.27	150,000	148,728
Illinois Tool Works Inc.
April 18, 2007	5.23	25,000	24,935
ING (U.S.) Funding LLC
April 10, 2007	5.28	100,000	99,858
May 10, 2007	5.27	100,000	99,447
International Lease Finance Corp.
April 4, 2007	5.26	150,000	149,913
April 24, 2007	5.25	100,000	99,651
May 22, 2007	5.24	25,000	24,818
May 25, 2007	5.26	50,000	49,620
Johnson & Johnson (1)
April 12, 2007	5.22	50,000	49,913
April 30, 2007	5.22	150,000	149,356
June 5, 2007	5.25	96,000	95,107
Jupiter Securitization Co., LLC (1)
April 10, 2007	5.29	125,000	124,821
May 2, 2007	5.29	50,000	49,766
May 14, 2007	5.27	125,000	124,203
KfW International Finance Inc. (1)
April 13, 2007	5.25	50,000	49,906
April 19, 2007	5.25	50,000	49,862
Kimberly-Clark Worldwide Inc. (1)
April 30, 2007	5.24	40,000	39,827
Liberty Street Funding Corp. (1)
April 18, 2007	5.29	50,000	49,868
April 20, 2007	5.28	100,000	99,708
May 29, 2007	5.29	75,000	74,358
McCormick & Co., Inc. (1)
May 8, 2007	5.24	25,000	24,863
Medtronic Inc. (1)
April 18, 2007	5.24	50,000	49,870
Nestlé Capital Corp. (1)
May 24, 2007	5.25	50,000	49,603
NetJets Inc. (1)
April 25, 2007	5.24	45,000	44,837
May 17, 2007	5.25	45,000	44,707
Old Line Funding, LLC (1)
April 5, 2007	5.29	40,000	39,971
April 12, 2007	5.29	50,000	49,912
April 20, 2007	5.28	100,000	99,708
May 4, 2007	5.28	50,000	49,752
Private Export Funding Corp. (1)
April 3, 2007	5.27	27,000	26,988
May 8, 2007	5.26	50,000	49,724
May 14, 2007	5.26	25,000	24,841
Procter & Gamble International Funding S.C.A. (1)
April 4, 2007	5.26	25,000	24,985
April 12, 2007	5.27	105,000	104,825
April 23, 2007	5.28	50,000	49,834
April 26, 2007	5.26	145,000	144,452
Rabobank Nederland NV
April 9, 2007	5.29	50,000	49,934
Royal Bank of Scotland PLC
May 4, 2007	5.27	50,000	49,765
June 1, 2007	5.26	50,000	49,564
Scripps (E.W.) Co. (1)
April 5, 2007	5.23	25,000	24,982
Siemens Capital Co. LLC
April 10, 2007	5.28	50,000	49,927
Stadshypotek Delaware Inc. (1)
April 26, 2007	5.29	50,000	49,810
Swedish Export Credit Corp.
April 12, 2007	5.27	50,000	49,913
Three Pillars Funding, LLC (1)
April 17, 2007	5.28	75,000	74,813
April 18, 2007	5.28	50,000	49,868
April 27, 2007	5.29	50,000	49,802
Toyota Motor Credit Corp.
April 17, 2007	5.25	150,000	149,629
Triple-A One Funding Corp. (1)
April 13, 2007	5.27	50,000	49,905
UBS Americas
April 5, 2007	5.28	100,000	99,927
UBS Finance (Delaware) LLC
April 2, 2007	5.29	25,000	24,993
April 23, 2007	5.29	50,000	49,832
May 31, 2007	5.29	50,000	49,549
United Technologies Corp. (1)
April 4, 2007	5.24	50,000	49,971
Variable Funding Capital Corp. (1)
April 4, 2007	5.28	50,000	49,971
April 9, 2007	5.28	100,000	99,869
April 19, 2007	5.27	125,000	124,654
May 4, 2007	5.28	50,000	49,752
Wal-Mart Stores Inc. (1)
April 17, 2007	5.24	30,000	29,928
May 8, 2007	5.24	120,000	119,340
May 29, 2007	5.25	175,000	173,524

Total commercial paper			10,322,279

Federal agency discount notes - 12.62%
Fannie Mae
April 13, 2007	5.19	50,000	49,903
April 18, 2007	5.19	100,000	99,737
April 25, 2007	5.18	150,000	149,462
May 16, 2007	5.18	50,000	49,671
Federal Farm Credit Banks
April 5, 2007	5.18	50,000	49,964
April 13, 2007	5.18	50,000	49,907
April 16, 2007	5.16	50,000	49,886
Federal Home Loan Bank
April 20, 2007	5.19	50,000	49,856
May 15, 2007	5.21	100,000	99,337
May 18, 2007	5.20	75,000	74,474
May 23, 2007	5.19	65,000	64,491
Freddie Mac
April 20, 2007	5.21	100,000	99,712
April 24, 2007	5.17	100,000	99,657
June 4, 2007	5.18	50,000	49,528
International Bank for Reconstruction and Development
April 27, 2007	5.19	100,000	99,613
May 7, 2007	5.18	100,000	99,475
June 1, 2007	5.17	50,000	49,547
Tennessee Valley Authority
April 12, 2007	5.18	50,000	49,914
April 26, 2007	5.18	125,000	124,535
May 3, 2007	5.19	50,000	49,764
May 17, 2007	5.16	50,000	49,666

Total federal agency discount notes			1,558,099

Certificates of deposit - 3.64%
Canadian Imperial Bank of Commerce
April 2, 2007	5.28	50,000	50,000
April 30, 2007	5.27	50,000	50,000
May 18, 2007	5.28	50,000	50,000
Lloyds Bank PLC
April 27, 2007	5.27	50,000	50,000
Toronto-Dominion Bank
April 16, 2007	5.27	50,000	50,000
Union Bank of California, N.A.
May 11, 2007	5.28	100,000	100,000
May 29, 2007	5.27	100,000	99,998

Total certificates of deposit			449,998

Total investment securities (cost: $12,330,115,000)			12,330,376
Other assets less liabilities			19,868

Net assets			$12,350,244

(1) Restricted security that can be resold only to institutional investors. In practice, this security is typically as liquid as unrestricted securities in the portfolio. The total value of all such restricted securities was $6,420,178,000, which represented 51.98% of the net assets of the fund.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities			unaudited
at March 31, 2007	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $12,330,115)			$12,330,376
Cash			1,908
Receivables for:
Sales of fund's shares		$79,954
Interest		1,407	81,361
			12,413,645
Liabilities:
Payables for:
Repurchases of fund's shares		55,816
Dividends on fund's shares		1,116
Investment advisory services		2,580
Services provided by affiliates		3,678
Deferred trustees' compensation		115
Other		96	63,401
Net assets at March 31, 2007			$12,350,244

Net assets consist of:
Capital paid in on shares of beneficial interest			$12,349,983
Net unrealized appreciation			261
Net assets at March 31, 2007			$12,350,244

Shares of beneficial interest issued and outstanding - unlimited shares authorized (12,349,981 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share

Class A	$10,104,324	10,104,109	$1.00
Class B	158,284	158,281	1.00
Class C	133,198	133,195	1.00
Class F	23,470	23,469	1.00
Class 529-A	219,440	219,436	1.00
Class 529-B	6,584	6,584	1.00
Class 529-C	20,998	20,997	1.00
Class 529-E	13,948	13,947	1.00
Class 529-F	8,256	8,256	1.00
Class R-1	27,578	27,577	1.00
Class R-2	697,214	697,199	1.00
Class R-3	530,322	530,311	1.00
Class R-4	252,135	252,130	1.00
Class R-5	154,493	154,490	1.00

See Notes to Financial Statements

Statement of operations			unaudited
for the six months ended March 31, 2007			(dollars in thousands	)

Investment income:
Income:
Interest			$308,690

Fees and expenses(*):
Investment advisory services		$16,029
Distribution services		9,025
Transfer agent services		6,565
Administrative services		2,891
Reports to shareholders		304
Registration statement and prospectus		641
Postage, stationery and supplies		1,040
Trustees' compensation		48
Auditing and legal		40
Custodian		111
State and local taxes		96
Other		72
Total fees and expenses before reimbursements/waivers		36,862
Less reimbursements/waivers of fees and expenses:
Investment advisory services		1,603
Administrative services		283
Total fees and expenses after reimbursements/waivers			34,976
Net investment income			273,714

Net unrealized depreciation on investments			(60)

Net increase in net assets resulting from operations			$273,654

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets			(dollars in thousands	)

		Six months	Year ended
		ended March 31,	September 30,
		2007*	2006
Operations:
Net investment income		$273,714	$411,137

Net unrealized (depreciation) appreciation on investments		(60)	134

Net increase in net assets resulting from operations		273,654	411,271

Dividends paid or accrued to shareholders from net investment income		(273,710)	(411,128)

Capital share transactions		1,073,014	2,225,392

Total increase in net assets		1,072,958	2,225,535

Net assets:
Beginning of period		11,277,286	9,051,751

End of period		$12,350,244	$11,277,286

*Unaudited.

See Notes to Financial Statements

Notes to financial statements	unaudited

1.	Organization and significant accounting policies

Organization - The Cash Management Trust of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica® savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	None	None	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value - The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share.

Security valuation - Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends to shareholders - Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Distributions - Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of March 31, 2007, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2006, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$1,161
Short-term loss carryforward expiring 2013*	(4)

*The short-term loss carryforward will be used to offset any short-term gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from short-term gains while short-term loss carryforwards remain.

As of March 31, 2007, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$311
Gross unrealized depreciation on investment securities	(50)
Net unrealized appreciation on investment securities	261
Cost of investment securities	12,330,115

Distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended March 31, 2007	Year ended September 30, 2006
Class A	$230,336	$352,008
Class B	3,005	4,541
Class C	2,308	3,263
Class F	474	800
Class 529-A	4,672	6,533
Class 529-B	103	98
Class 529-C	352	384
Class 529-E	267	341
Class 529-F	158	195
Class R-1	432	564
Class R-2	12,637	17,758
Class R-3	10,306	13,221
Class R-4	4,834	6,248
Class R-5	3,826	5,174
Total	$273,710	$411,128

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.320% on the first $1 billion of daily net assets and decreasing to 0.270% on such assets in excess of $2 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended March 31, 2007, total investment advisory services fees waived by CRMC were $1,603,000. As a result, the fee shown on the accompanying financial statements of $16,029,000, which was equivalent to an annualized rate of 0.276%, was reduced to $14,426,000, or 0.248% of average daily net assets.

The Investment Advisory and Service Agreement also provides that CRMC will reimburse the fund’s Class A shares to the extent that annual operating expenses exceed 25% of gross income. Expenses related to interest, taxes, brokerage commissions and extraordinary items are not subject to these limitations. During the six months ended March 31, 2007, no such reimbursement was required.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.15% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use a portion (0.15% for Class A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.15%	0.15%
Class 529-A	0.15	0.50
Class B and 529-B	0.90	0.90
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended March 31, 2007, the total administrative services fees paid by CRMC were $3,000, $279,000 and $1,000 for Class R-1, R-2 and R-3, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended March 31, 2007, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$3,468	$6,476	Not applicable	Not applicable	Not applicable
Class B	674	89	Not applicable	Not applicable	Not applicable
Class C	597	Included in administrative services	$76	$18	Not applicable
Class F	26		10	13	Not applicable
Class 529-A	96		111	27	$100
Class 529-B	24		3	1	3
Class 529-C	93		10	3	9
Class 529-E	31		7	2	6
Class 529-F	-		4	1	3
Class R-1	113		15	10	Not applicable
Class R-2	2,439		442	1,148	Not applicable
Class R-3	1,205		317	324	Not applicable
Class R-4	259		131	11	Not applicable
Class R-5	Not applicable		74	12	Not applicable
Total	$9,025	$6,565	$1,200	$1,570	$121

Deferred trustees’ compensation - Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees’ compensation on the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees - Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2007
Class A	$8,970,613	8,970,613	$221,702	221,702	$(8,441,447)	(8,441,447)	$750,868	750,868
Class B	69,822	69,822	2,726	2,726	(72,300)	(72,300)	248	248
Class C	97,205	97,205	2,086	2,086	(99,305)	(99,305)	(14)	(14)
Class F	18,736	18,736	399	399	(17,848)	(17,848)	1,287	1,287
Class 529-A	91,384	91,384	4,618	4,618	(59,926)	(59,926)	36,076	36,076
Class 529-B	2,540	2,540	102	102	(699)	(699)	1,943	1,943
Class 529-C	8,984	8,984	348	348	(5,248)	(5,248)	4,084	4,084
Class 529-E	5,798	5,798	265	265	(3,037)	(3,037)	3,026	3,026
Class 529-F	4,073	4,073	158	158	(1,565)	(1,565)	2,666	2,666
Class R-1	35,100	35,100	424	424	(25,261)	(25,261)	10,263	10,263
Class R-2	621,178	621,178	12,299	12,299	(544,811)	(544,811)	88,666	88,666
Class R-3	512,321	512,321	10,054	10,054	(433,859)	(433,859)	88,516	88,516
Class R-4	276,000	276,000	4,754	4,754	(203,434)	(203,434)	77,320	77,320
Class R-5	179,165	179,165	3,748	3,748	(174,848)	(174,848)	8,065	8,065
Total net increase
(decrease)	$10,892,919	10,892,919	$263,683	263,683	$(10,083,588)	(10,083,588)	$1,073,014	1,073,014

Year ended September 30, 2006
Class A	$16,721,583	16,721,583	$338,998	338,998	$(15,363,615)	(15,363,615)	$1,696,966	1,696,966
Class B	157,032	157,032	4,076	4,076	(131,111)	(131,111)	29,997	29,997
Class C	240,621	240,621	2,920	2,920	(202,441)	(202,441)	41,100	41,100
Class F	78,787	78,787	661	661	(73,027)	(73,027)	6,421	6,421
Class 529-A	130,114	130,114	6,475	6,475	(90,817)	(90,817)	45,772	45,772
Class 529-B	3,521	3,521	97	97	(1,038)	(1,038)	2,580	2,580
Class 529-C	15,396	15,396	380	380	(7,040)	(7,040)	8,736	8,736
Class 529-E	8,526	8,526	338	338	(5,110)	(5,110)	3,754	3,754
Class 529-F	5,059	5,059	193	193	(3,634)	(3,634)	1,618	1,618
Class R-1	21,483	21,483	554	554	(22,359)	(22,359)	(322)	(322)
Class R-2	1,046,683	1,046,683	17,241	17,241	(929,399)	(929,399)	134,525	134,525
Class R-3	795,078	795,078	12,864	12,864	(650,093)	(650,093)	157,849	157,849
Class R-4	252,585	252,585	6,161	6,161	(218,225)	(218,225)	40,521	40,521
Class R-5	345,140	345,140	5,092	5,092	(294,357)	(294,357)	55,875	55,875
Total net increase
(decrease)	$19,821,608	19,821,608	$396,050	396,050	$(17,992,266)	(17,992,266)	$2,225,392	2,225,392

* Includes exchanges between share classes of the fund.

Financial highlights (1)

	Net asset value, beginning of period	Net investment income (2)		Dividends from net investment income		Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers (4)		Ratio of net income to average net assets (4)
Class A:
Six months ended 3/31/2007 (5)	$1.00	$.024		$(.024)		$1.00	2.43%	$10,104		.53%	(6)	.50%	(6)	4.82%	(6)
Year ended 9/30/2006	1.00	.042		(.042)		1.00	4.26	9,353		.53		.50		4.21
Year ended 9/30/2005	1.00	.022		(.022)		1.00	2.20	7,656		.55		.52		2.17
Year ended 9/30/2004	1.00	.008		(.008)		1.00	.84	7,766		.57		.28		.84
Year ended 9/30/2003	1.00	.011		(.011)		1.00	1.05	7,910		.55		.23		1.05
Year ended 9/30/2002	1.00	.013		(.013)		1.00	1.35	8,305		.59		.59		1.33
Class B:
Six months ended 3/31/2007 (5)	1.00	.020		(.020)		1.00	2.02	158		1.34	(6)	1.31	(6)	4.01	(6)
Year ended 9/30/2006	1.00	.034		(.034)		1.00	3.43	158		1.33		1.30		3.44
Year ended 9/30/2005	1.00	.013		(.013)		1.00	1.36	128		1.35		1.35		1.32
Year ended 9/30/2004	1.00	.001		(.001)		1.00	.12	157		1.34		1.02		.12
Year ended 9/30/2003	1.00	.001		(.001)		1.00	.13	173		1.38		1.14		.14
Year ended 9/30/2002	1.00	.005		(.005)		1.00	.53	158		1.40		1.40		.47
Class C:
Six months ended 3/31/2007 (5)	1.00	.019		(.019)		1.00	1.95	133		1.48	(6)	1.45	(6)	3.87	(6)
Year ended 9/30/2006	1.00	.032		(.032)		1.00	3.25	133		1.49		1.46		3.32
Year ended 9/30/2005	1.00	.012		(.012)		1.00	1.20	92		1.51		1.51		1.20
Year ended 9/30/2004	1.00	.001		(.001)		1.00	.10	104		1.51		1.05		.10
Year ended 9/30/2003	1.00	.001		(.001)		1.00	.12	89		1.55		1.16		.12
Year ended 9/30/2002	1.00	.004		(.004)		1.00	.40	100		1.55		1.51		.31
Class F:
Six months ended 3/31/2007 (5)	1.00	.023		(.023)		1.00	2.30	24		.78	(6)	.75	(6)	4.56	(6)
Year ended 9/30/2006	1.00	.040		(.040)		1.00	4.05	22		.73		.70		4.08
Year ended 9/30/2005	1.00	.019		(.019)		1.00	1.96	16		.75		.75		1.78
Year ended 9/30/2004	1.00	.004		(.004)		1.00	.41	39		.72		.71		.61
Year ended 9/30/2003	1.00	.006		(.006)		1.00	.55	7		.73		.73		.58
Year ended 9/30/2002	1.00	.011		(.011)		1.00	1.13	10		.77		.77		1.11
Class 529-A:
Six months ended 3/31/2007 (5)	1.00	.023		(.023)		1.00	2.36	219		.65	(6)	.63	(6)	4.69	(6)
Year ended 9/30/2006	1.00	.040		(.040)		1.00	4.12	183		.66		.64		4.09
Year ended 9/30/2005	1.00	.020		(.020)		1.00	2.03	138		.69		.69		2.05
Year ended 9/30/2004	1.00	.005		(.005)		1.00	.47	112		.67		.66		.48
Year ended 9/30/2003	1.00	.007		(.007)		1.00	.66	89		.62		.62		.61
Period from 2/15/2002 to 9/30/2002	1.00	.007		(.007)		1.00	.73	34		.60	(6)	.60	(6)	1.16	(6)
Class 529-B:
Six months ended 3/31/2007 (5)	1.00	.019		(.019)		1.00	1.95	7		1.47	(6)	1.44	(6)	3.88	(6)
Year ended 9/30/2006	1.00	.032		(.032)		1.00	3.27	5		1.48		1.46		3.36
Year ended 9/30/2005	1.00	.012		(.012)		1.00	1.18	2		1.53		1.53		1.13
Year ended 9/30/2004	1.00	.001		(.001)		1.00	.10	2		1.53		1.06		.10
Year ended 9/30/2003	1.00	.001		(.001)		1.00	.12	1		1.52		1.13		.12
Period from 6/7/2002 to 9/30/2002	1.00	.001		(.001)		1.00	.09	-	(7)	.47		.47		.08
Class 529-C:
Six months ended 3/31/2007 (5)	1.00	.019		(.019)		1.00	1.90	21		1.57	(6)	1.54	(6)	3.78	(6)
Year ended 9/30/2006	1.00	.031		(.031)		1.00	3.18	17		1.57		1.55		3.25
Year ended 9/30/2005	1.00	.011		(.011)		1.00	1.09	8		1.62		1.62		1.15
Year ended 9/30/2004	1.00	.001		(.001)		1.00	.10	6		1.63		1.05		.10
Year ended 9/30/2003	1.00	.001		(.001)		1.00	.12	3		1.62		1.11		.11
Period from 4/2/2002 to 9/30/2002	1.00	.002		(.002)		1.00	.15	1		.79		.75		.12
Class 529-E:
Six months ended 3/31/2007 (5)	1.00	.021		(.021)		1.00	2.16	14		1.06	(6)	1.03	(6)	4.29	(6)
Year ended 9/30/2006	1.00	.036		(.036)		1.00	3.70	11		1.07		1.04		3.71
Year ended 9/30/2005	1.00	.016		(.016)		1.00	1.61	7		1.10		1.10		1.64
Year ended 9/30/2004	1.00	.002		(.002)		1.00	.15	5		1.11		.98		.15
Year ended 9/30/2003	1.00	.002		(.002)		1.00	.22	5		1.11		1.05		.17
Period from 3/11/2002 to 9/30/2002	1.00	.004		(.004)		1.00	.39	1		1.09	(6)	1.09	(6)	.66	(6)
Class 529-F:
Six months ended 3/31/2007 (5)	1.00	.024		(.024)		1.00	2.41	8		.56	(6)	.53	(6)	4.79	(6)
Year ended 9/30/2006	1.00	.041		(.041)		1.00	4.22	6		.57		.54		4.20
Year ended 9/30/2005	1.00	.019		(.019)		1.00	1.96	4		.75		.75		1.97
Year ended 9/30/2004	1.00	.003		(.003)		1.00	.28	3		.86		.85		.30
Year ended 9/30/2003	1.00	.004		(.004)		1.00	.43	2		.85		.85		.33
Period from 9/16/2002 to 9/30/2002	1.00	-	(8)	-	(8)	1.00	.04	-	(7)	.03		.03		.04
Class R-1:
Six months ended 3/31/2007 (5)	$1.00	$.019		$(.019)		$1.00	1.94%	$28		1.52%	(6)	1.47%	(6)	3.85%	(6)
Year ended 9/30/2006	1.00	.032		(.032)		1.00	3.27	17		1.52		1.46		3.24
Year ended 9/30/2005	1.00	.012		(.012)		1.00	1.20	18		1.54		1.50		1.31
Year ended 9/30/2004	1.00	.001		(.001)		1.00	.10	10		1.56		1.03		.10
Year ended 9/30/2003	1.00	.001		(.001)		1.00	.12	8		1.61		1.08		.10
Period from 5/29/2002 to 9/30/2002	1.00	.001		(.001)		1.00	.10	1		.71		.51		.09
Class R-2:
Six months ended 3/31/2007 (5)	1.00	.019		(.019)		1.00	1.96	697		1.54	(6)	1.43	(6)	3.89	(6)
Year ended 9/30/2006	1.00	.032		(.032)		1.00	3.29	609		1.72		1.44		3.28
Year ended 9/30/2005	1.00	.012		(.012)		1.00	1.24	474		1.76		1.47		1.28
Year ended 9/30/2004	1.00	.001		(.001)		1.00	.11	348		1.76		1.03		.11
Year ended 9/30/2003	1.00	.001		(.001)		1.00	.12	206		1.68		1.08		.11
Period from 5/21/2002 to 9/30/2002	1.00	.001		(.001)		1.00	.11	23		.57		.52		.11
Class R-3:
Six months ended 3/31/2007 (5)	1.00	.021		(.021)		1.00	2.15	530		1.07	(6)	1.04	(6)	4.27	(6)
Year ended 9/30/2006	1.00	.036		(.036)		1.00	3.69	442		1.11		1.05		3.70
Year ended 9/30/2005	1.00	.016		(.016)		1.00	1.63	284		1.12		1.08		1.67
Year ended 9/30/2004	1.00	.002		(.002)		1.00	.16	211		1.12		.97		.16
Year ended 9/30/2003	1.00	.002		(.002)		1.00	.23	138		1.10		1.03		.17
Period from 6/4/2002 to 9/30/2002	1.00	.002		(.002)		1.00	.22	15		.37		.34		.22
Class R-4:
Six months ended 3/31/2007 (5)	1.00	.023		(.023)		1.00	2.34	252		.69	(6)	.66	(6)	4.65	(6)
Year ended 9/30/2006	1.00	.040		(.040)		1.00	4.08	175		.71		.68		4.04
Year ended 9/30/2005	1.00	.020		(.020)		1.00	2.00	134		.71		.71		2.10
Year ended 9/30/2004	1.00	.004		(.004)		1.00	.43	65		.71		.70		.46
Year ended 9/30/2003	1.00	.006		(.006)		1.00	.55	26		.72		.72		.48
Period from 6/27/2002 to 9/30/2002	1.00	.002		(.002)		1.00	.23	1		.30		.19		.27
Class R-5:
Six months ended 3/31/2007 (5)	1.00	.025		(.025)		1.00	2.48	155		.41	(6)	.39	(6)	4.93	(6)
Year ended 9/30/2006	1.00	.043		(.043)		1.00	4.38	146		.41		.38		4.37
Year ended 9/30/2005	1.00	.023		(.023)		1.00	2.30	91		.42		.42		2.30
Year ended 9/30/2004	1.00	.007		(.007)		1.00	.72	77		.42		.40		.75
Year ended 9/30/2003	1.00	.009		(.009)		1.00	.87	74		.41		.41		.84
Period from 5/15/2002 to 9/30/2002	1.00	.005		(.005)		1.00	.50	49		.16		.16		.50

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reimbursed expenses, as provided by the Investment Advisory and Service Agreement. Also, during some of the periods shown, CRMC reduced fees for investment advisory services for all share classes, paid a portion of the fund's transfer agent fees for certain retirement plan share classes and, due to lower short-term interest rates, agreed to pay a portion of the class-specific fees and expenses for some of the share classes.

(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.
(8) Amount less than $.001.

See Notes to Financial Statements

Other share class results	unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2007:

	1 year	5 years	Life of class

Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	-1.00%	+1.06%	+1.99%
Not reflecting CDSC	+4.00%	+1.45%	+1.99%

Class C shares — first sold 3/16/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	+2.84%	+1.34%	+1.39%
Not reflecting CDSC	+3.84%	+1.34%	+1.39%

Class F shares* — first sold 3/26/01
Not reflecting annual asset-based fee charged by
sponsoring firm	+4.59%	+1.95%	+2.01%

Class 529-A shares*†— first sold 2/15/02	+4.69%	+2.04%	+2.02%

Class 529-B shares†— first sold 6/7/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	-1.15%	—	+0.99%
Not reflecting CDSC	+3.85%	—	+1.39%

Class 529-C shares†— first sold 4/2/02
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	+2.75%	—	+1.30%
Not reflecting CDSC	+3.75%	—	+1.30%

Class 529-E shares*†— first sold 3/11/02	+4.27%	+1.63%	+1.62%

Class 529-F shares*†— first sold 9/16/02
Not reflecting annual asset-based fee charged by
sponsoring firm	+4.80%	—	+2.05%

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 10% of its management fees beginning October 1, 2005. The investment adviser also has reimbursed certain expenses for some share classes. Fund results shown reflect the waiver and/or reimbursement, without which they would have been lower. Please see the Financial Highlights table on pages 22 to 27 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Expense example	unaudited

As a shareholder of the fund, you incur certain ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. Certain share classes also incur transaction costs such as contingent deferred sales charges (loads) on redemptions. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006, through March 31, 2007).

Actual expenses:

The first line of each share class in the table on page 31 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on page 31 provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10/1/2006	Ending account value 3/31/2007	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,024.28	$2.52	.50%
Class A -- assumed 5% return	1,000.00	1,022.44	2.52	.50
Class B -- actual return	1,000.00	1,020.16	6.60	1.31
Class B -- assumed 5% return	1,000.00	1,018.40	6.59	1.31
Class C -- actual return	1,000.00	1,019.45	7.30	1.45
Class C -- assumed 5% return	1,000.00	1,017.70	7.29	1.45
Class F -- actual return	1,000.00	1,022.99	3.78	.75
Class F -- assumed 5% return	1,000.00	1,021.19	3.78	.75
Class 529-A -- actual return	1,000.00	1,023.63	3.18	.63
Class 529-A -- assumed 5% return	1,000.00	1,021.79	3.18	.63
Class 529-B -- actual return	1,000.00	1,019.51	7.25	1.44
Class 529-B -- assumed 5% return	1,000.00	1,017.75	7.24	1.44
Class 529-C -- actual return	1,000.00	1,019.00	7.75	1.54
Class 529-C -- assumed 5% return	1,000.00	1,017.25	7.75	1.54
Class 529-E -- actual return	1,000.00	1,021.58	5.19	1.03
Class 529-E -- assumed 5% return	1,000.00	1,019.80	5.19	1.03
Class 529-F -- actual return	1,000.00	1,024.12	2.67	.53
Class 529-F -- assumed 5% return	1,000.00	1,022.29	2.67	.53
Class R-1 -- actual return	1,000.00	1,019.36	7.40	1.47
Class R-1 -- assumed 5% return	1,000.00	1,017.60	7.39	1.47
Class R-2 -- actual return	1,000.00	1,019.55	7.20	1.43
Class R-2 -- assumed 5% return	1,000.00	1,017.80	7.19	1.43
Class R-3 -- actual return	1,000.00	1,021.52	5.24	1.04
Class R-3 -- assumed 5% return	1,000.00	1,019.75	5.24	1.04
Class R-4 -- actual return	1,000.00	1,023.44	3.33	.66
Class R-4 -- assumed 5% return	1,000.00	1,021.64	3.33	.66
Class R-5 -- actual return	1,000.00	1,024.84	1.97	.39
Class R-5 -- assumed 5% return	1,000.00	1,022.99	1.97	.39

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through May 31, 2008. The board approved the agreement following the recommendation of the fund’s contracts committee (the “committee”), which is composed of all of the fund’s independent board members. The information, material factors and conclusions that formed the basis for the committee’s recommendation and the board’s subsequent approval are described below.

1. Information reviewed

Materials reviewed— During the course of each year, board members review a wide variety of materials relating to the services provided by CRMC, including reports on the fund’s investment results, portfolio composition, portfolio trading practices, shareholder services, and other information relating to the nature, extent and quality of services provided by CRMC to the fund. In addition, the committee requests and reviews supplementary information that includes extensive materials regarding the fund’s investment results, advisory fee and expense comparisons, financial and profitability information regarding CRMC, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the fund.

Review process— The committee received assistance and advice regarding legal and industry standards from independent counsel to the board. The committee discussed the approval of the agreement with CRMC representatives and in a private session with counsel at which no representatives of CRMC were present. In deciding to recommend approval of the agreement, the committee did not identify any single issue or particular piece of information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the board and the committee.

2. Nature, extent and quality of services

CRMC, its personnel and its resources— The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the growth in assets under management. The board and the committee also considered that CRMC made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, investment results and portfolio accounting. They considered CRMC’s commitment to investing in information technology supporting investment management and compliance. They further considered CRMC’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems. The board and the committee also considered the benefits to fund shareholders of investing in a fund that is part of a large family of funds offering a variety of investment objectives.

Other services— The board and the committee considered the investment adviser’s policies, procedures and systems designed to comply with applicable laws and regulations and its commitment to compliance; its efforts to keep the board members informed; and its attention to matters that may involve potential conflicts of interest with the fund. The board and the committee also considered the nature, extent, quality and cost of administrative, distribution and shareholder services provided by CRMC to the fund under the agreement and other agreements, including the information technology, legal, and fund accounting and treasury functions.

3. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing shareholders with income on their cash reserves while preserving capital and maintaining liquidity. They compared the fund’s total returns with the total returns of the Lipper Money Market Funds Index (the Lipper category that includes the fund) and the average of the funds included in the index as of November 30, 2006. The board and the committee noted that for the one-, three-, five- and 10-year periods ended December 31, 2006, the fund’s investment results equaled or exceeded all of these measures.

4. Advisory fees and total expenses

The board and the committee reviewed the advisory fees and total expenses of the fund (each as a percentage of average net assets) and compared such amounts with the median fee and expense levels of all other funds in the Lipper Money Market Funds Index. The board and the committee observed that the fund’s advisory fee was below the median of the funds in that comparison group for the fiscal year ended December 31, 2006, and had been below the median of the other funds included in the index for the entire nine-year period ended on that date. They also observed that the fund’s total expenses had been below the median of the funds in that comparison group for the fiscal year ended December 31, 2006, and most of the nine-year period ended on that date. The board and the committee also noted the 10% advisory fee waiver that CRMC put into effect on October 1, 2005.

The board and the committee also reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with similar investment mandates. They noted that, although the fees paid by those clients generally were lower than those paid by American Funds, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, as well as the resulting level of profits to CRMC, comparing those to the reported results of several large, publicly held investment management companies. The committee also received information during previous periods regarding the structure and manner in which CRMC’s investment professionals were compensated and CRMC’s view of the relationship of such compensation to the attraction and retention of quality personnel. The board and the committee considered CRMC’s willingness to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. They further considered that breakpoint discounts in the fund’s advisory fee structure reduce the level of fees charged by CRMC to the fund as fund assets increase. They also considered the impact of CRMC’s current 10% advisory fee waiver.

6. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to the investment adviser’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that, while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the board and the committee concluded that the agreement is fair and reasonable to the fund and its shareholders, that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund, that each of the factors discussed above supported approval of the agreement, and that approval of the agreement was in the best interests of the fund and its shareholders.

The U.S. Treasury Money Fund of America

Investment Portfolio	unaudited
March 31, 2007

[begin pie chart]
U.S. Treasuries	99.8%
Other assets less liabilities	0.2

[end pie chart]

		Principal	Market
	Yield at	amount	value
Short-term securities - 99.84%	acquisition	(000)	(000)

U.S. Treasuries - 99.84%
U.S. Treasury Bills 4/5/07	5.03%-5.22%	$124,123	$124,040
U.S. Treasury Bills 4/12/2007	5.10%-5.23%	38,600	38,537
U.S. Treasury Bills 4/16/2007	5.21%	995	993
U.S. Treasury Bills 4/19/2007	5.09%-5.23%	171,995	171,566
U.S. Treasury Bills 4/26/2007	5.08%-5.21%	35,550	35,425
U.S. Treasury Bills 5/3/2007	5.10%-5.16%	75,240	74,901
U.S. Treasury Bills 5/10/2007	5.09%-5.10%	96,300	95,779
U.S. Treasury Bills 5/24/2007	5.03%	38,200	37,918
U.S. Treasury Bills 5/31/2007	5.11%	49,000	48,606
U.S. Treasury Bills 6/7/2007	5.08%	15,000	14,865

Total investment securities (cost: $642,542,000)			642,630

Other assets less liabilities			1,047

Net assets			$643,677

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities			unaudited
at March 31, 2007	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $642,542)			$642,630
Cash			604
Receivables for sales of fund's shares			2,695
			645,929
Liabilities:
Payables for:
Repurchases of fund's shares		$1,714
Dividends on fund's shares		144
Investment advisory services		146
Services provided by affiliates		185
Deferred trustees' compensation		47
Other		16	2,252
Net assets at March 31, 2007			$643,677

Net assets consist of:
Capital paid in on shares of beneficial interest			$643,593
Distributions in excess of net investment income			(4)
Net unrealized appreciation			88
Net assets at March 31, 2007			$643,677

Shares of beneficial interest issued and outstanding - unlimited shares authorized (643,592 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share

Class A	$550,802	550,729	$1.00
Class R-1	2,362	2,361	1.00
Class R-2	38,350	38,345	1.00
Class R-3	30,041	30,038	1.00
Class R-4	9,500	9,499	1.00
Class R-5	12,622	12,620	1.00

See Notes to Financial Statements

Statement of operations
for the six months ended March 31, 2007
Investment income:			unaudited
Income:			(dollars in thousands )
Interest			$15,180

Fees and expenses(*):
Investment advisory services		$914
Distribution services		464
Transfer agent services		343
Administrative services		139
Reports to shareholders		15
Registration statement and prospectus		70
Postage, stationery and supplies		40
Trustees' compensation		19
Auditing and legal		26
Custodian		8
State and local taxes		6
Other		24
Total fees and expenses before reimbursements/waivers		2,068
Less reimbursements/waivers of fees and expenses:
Investment advisory services		91
Administrative services		15
Total fees and expenses after reimbursements/waivers			1,962
Net investment income			13,218

Net unrealized depreciation on investments			(93)

Net increase in net assets resulting from operations			$13,125

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets			(dollars in thousands )

		Six months	Year ended
		ended March 31,	September 30,
		2007†	2006
Operations:
Net investment income		$13,218	$20,625

Net unrealized (depreciation) appreciation on investments		(93)	127

Net increase in net assets resulting from operations		13,125	20,752

Dividends paid or accrued to shareholders from net investment income		(13,216)	(20,633)

Capital share transactions		35,197	64,393

Total increase in net assets		35,106	64,512

Net assets:
Beginning of period		608,571	544,059

End of period		$643,677	$608,571

†Unaudited.

See Notes to Financial Statements

Notes to financial statements	unaudited

1.	Organization and significant accounting policies

Organization - The U.S. Treasury Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities maturing in one year or less.

The fund offers six share classes consisting of one retail share class (Class A) and five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5). All share classes are sold without any sales charges and do not carry any conversion rights.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value - The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share.

Security valuation - Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends to shareholders - Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Distributions - Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of March 31, 2007, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2006, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$161
Post-October short-term loss deferrals (realized during the period November 1, 2005, through September 30, 2006)*	(6)

*These deferrals are considered incurred in the subsequent year.

As of March 31, 2007, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$88
Gross unrealized depreciation on investment securities	-
Net unrealized appreciation on investment securities	88
Cost of investment securities	642,542

Distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended March 31, 2007	Year ended September 30, 2006
Class A	$11,527	$18,249
Class R-1	35	52
Class R-2	635	888
Class R-3	583	889
Class R-4	156	187
Class R-5	280	368
Total	$13,216	$20,633

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.300% on the first $800 million of daily net assets and 0.285% on such assets in excess of $800 million. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended March 31, 2007, total investment advisory services fees waived by CRMC were $91,000. As a result, the fee shown on the accompanying financial statements of $914,000, which was equivalent to an annualized rate of 0.300%, was reduced to $823,000, or 0.270% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.15% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use a portion (0.15% for Class A and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.15%	0.15%
Class R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-3	0.50	0.75
Class R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A. Under this agreement, this share class compensates AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described on the following page.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended March 31, 2007, the total administrative services fees paid by CRMC were $89 and $15,000 for Class R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC.

Expenses under the agreements described above for the six months ended March 31, 2007, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services
Class A	$235	$343	Not applicable	Not applicable
Class R-1	10	Included in administrative services	$1	$1
Class R-2	136		26	64
Class R-3	74		19	17
Class R-4	9		5	-*
Class R-5	Not applicable		6	-*
Total	$464	$343	$57	$82
* Amount less than one thousand.

Deferred trustees’ compensation - Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees’ compensation on the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees - Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2007
Class A	$219,818	219,818	$10,774	10,774	$(202,216)	(202,216)	$28,376	28,376
Class R-1	1,070	1,070	35	35	(430)	(430)	675	675
Class R-2	22,628	22,628	625	625	(20,800)	(20,800)	2,453	2,453
Class R-3	20,673	20,673	573	573	(21,667)	(21,667)	(421)	(421)
Class R-4	5,859	5,859	155	155	(3,203)	(3,203)	2,811	2,811
Class R-5	12,895	12,895	149	149	(11,741)	(11,741)	1,303	1,303
Total net increase
(decrease)	$282,943	282,943	$12,311	12,311	$(260,057)	(260,057)	$35,197	35,197

Year ended September 30, 2006
Class A	$457,744	457,744	$17,177	17,177	$(435,397)	(435,397)	$39,524	39,524
Class R-1	2,909	2,909	52	52	(2,583)	(2,583)	378	378
Class R-2	32,702	32,702	875	875	(24,176)	(24,176)	9,401	9,401
Class R-3	31,454	31,454	880	880	(22,966)	(22,966)	9,368	9,368
Class R-4	11,346	11,346	183	183	(9,722)	(9,722)	1,807	1,807
Class R-5	21,052	21,052	190	190	(17,327)	(17,327)	3,915	3,915
Total net increase
(decrease)	$557,207	557,207	$19,357	19,357	$(512,171)	(512,171)	$64,393	64,393

*Includes exchanges between share classes of the fund.

Financial highlights (1)

	Net asset value, beginning of period	Net investment income (2)	Dividends (from net investment income)	Net asset value, end of period	Total return (3)	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers (3)		Ratio of net income to average net assets (3)
Class A:
Six months ended 3/31/2007 (4)	$1.00	$.022	$(.022)	$1.00	2.23%	$551		.59%	(5)	.56%	(5)	4.42%	(5)
Year ended 9/30/2006	1.00	.038	(.038)	1.00	3.82	523		.59		.56		3.77
Year ended 9/30/2005	1.00	.019	(.019)	1.00	1.90	483		.62		.59		1.87
Year ended 9/30/2004	1.00	.004	(.004)	1.00	.39	532		.62		.61		.39
Year ended 9/30/2003	1.00	.006	(.006)	1.00	.63	631		.58		.58		.63
Year ended 9/30/2002	1.00	.013	(.013)	1.00	1.29	683		.63		.63		1.27
Class R-1:
Six months ended 3/31/2007 (4)	1.00	.017	(.017)	1.00	1.75	2		1.54	(5)	1.50	(5)	3.49	(5)
Year ended 9/30/2006	1.00	.028	(.028)	1.00	2.85	2		1.54		1.51		2.93
Year ended 9/30/2005	1.00	.010	(.010)	1.00	.96	1		1.60		1.52		1.03
Year ended 9/30/2004	1.00	.001	(.001)	1.00	.10	1		1.63		.94		.10
Year ended 9/30/2003	1.00	.001	(.001)	1.00	.12	-	(6)	1.91		1.08		.12
Period from 7/12/2002 to 9/30/2002	1.00	.001	(.001)	1.00	.11	-	(6)	.54		.32		.05
Class R-2:
Six months ended 3/31/2007 (4)	1.00	.017	(.017)	1.00	1.76	38		1.60	(5)	1.49	(5)	3.50	(5)
Year ended 9/30/2006	1.00	.028	(.028)	1.00	2.87	36		1.72		1.48		2.88
Year ended 9/30/2005	1.00	.010	(.010)	1.00	.99	27		1.79		1.48		1.03
Year ended 9/30/2004	1.00	.001	(.001)	1.00	.10	22		1.81		.92		.10
Year ended 9/30/2003	1.00	.001	(.001)	1.00	.12	15		1.74		1.02		.10
Period from 6/11/2002 to 9/30/2002	1.00	.001	(.001)	1.00	.08	1		.50		.44		.08
Class R-3:
Six months ended 3/31/2007 (4)	1.00	.020	(.020)	1.00	1.97	30		1.10	(5)	1.07	(5)	3.92	(5)
Year ended 9/30/2006	1.00	.032	(.032)	1.00	3.28	30		1.11		1.08		3.31
Year ended 9/30/2005	1.00	.014	(.014)	1.00	1.38	21		1.14		1.11		1.43
Year ended 9/30/2004	1.00	.001	(.001)	1.00	.12	16		1.14		.89		.13
Year ended 9/30/2003	1.00	.002	(.002)	1.00	.18	11		1.17		.99		.11
Period from 8/16/2002 to 9/30/2002	1.00	.001	(.001)	1.00	.07	-	(6)	.20		.13		.07
Class R-4:
Six months ended 3/31/2007 (4)	1.00	.021	(.021)	1.00	2.14	10		.76	(5)	.73	(5)	4.25	(5)
Year ended 9/30/2006	1.00	.036	(.036)	1.00	3.64	7		.77		.74		3.63
Year ended 9/30/2005	1.00	.017	(.017)	1.00	1.74	5		.78		.75		1.79
Year ended 9/30/2004	1.00	.002	(.002)	1.00	.24	2		.77		.76		.23
Year ended 9/30/2003	1.00	.004	(.004)	1.00	.43	2		.79		.77		.36
Period from 8/2/2002 to 9/30/2002	1.00	.002	(.002)	1.00	.17	-	(6)	.33		.12		.15
Class R-5:
Six months ended 3/31/2007 (4)	1.00	.023	(.023)	1.00	2.29	13		.47	(5)	.44	(5)	4.55	(5)
Year ended 9/30/2006	1.00	.039	(.039)	1.00	3.96	11		.45		.42		3.98
Year ended 9/30/2005	1.00	.021	(.021)	1.00	2.07	7		.46		.43		2.08
Year ended 9/30/2004	1.00	.006	(.006)	1.00	.55	7		.45		.45		.57
Year ended 9/30/2003	1.00	.008	(.008)	1.00	.75	5		.46		.46		.73
Period from 5/15/2002 to 9/30/2002	1.00	.005	(.005)	1.00	.47	4		.18		.18		.46

Expense example	unaudited

As a shareholder of the fund, you incur certain ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006, through March 31, 2007).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning account value 10/1/2006	Ending account value 3/31/2007	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,022.26	$2.82	.56%
Class A -- assumed 5% return	1,000.00	1,022.14	2.82	.56
Class R-1 -- actual return	1,000.00	1,017.50	7.54	1.50
Class R-1 -- assumed 5% return	1,000.00	1,017.45	7.54	1.50
Class R-2 -- actual return	1,000.00	1,017.57	7.49	1.49
Class R-2 -- assumed 5% return	1,000.00	1,017.50	7.49	1.49
Class R-3 -- actual return	1,000.00	1,019.69	5.39	1.07
Class R-3 -- assumed 5% return	1,000.00	1,019.60	5.39	1.07
Class R-4 -- actual return	1,000.00	1,021.39	3.68	.73
Class R-4 -- assumed 5% return	1,000.00	1,021.29	3.68	.73
Class R-5 -- actual return	1,000.00	1,022.91	2.22	.44
Class R-5 -- assumed 5% return	1,000.00	1,022.74	2.22	.44

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 365 (to reflect the one-half year period).

The Tax-Exempt Money Fund of America

Investment Portfolio	unaudited
 March 31, 2007

[begin pie chart]

State
Texas	19.47%
Florida	8.36
Maryland	8.33
Arizona	7.30
Wisconsin	4.73
Massachusetts	4.58
Pennsylvania	4.50
Utah	4.44
South Carolina	4.25
Washington	3.97
Other states	29.33

Other assets less liabilities	0.74

[end pie chart]

		unaudited

	Principal	Market
	amount	value
Short-term securities - 99.26%	(000)	(000)

Arizona - 7.30%
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2005-A, MBIA insured, 3.65% 2029 (1)	$15,400	$15,400
Salt River Project Agricultural Improvement & Power Dist., TECP:
Series B:
3.65% 5/3/2007	5,500	5,500
3.65% 5/7/2007	3,000	3,000
3.62% 5/9/2007	4,250	4,250
3.65% 5/11/2007	7,100	7,100
Series C, 3.66% 5/8/2007	1,000	1,000
		36,250

Colorado - 2.02%
General Fund Tax and Rev. Anticipation Notes, Series 2006-A, 4.50% 6/27/2007	10,000	10,018

District of Columbia - 3.00%
Multimodal Rev. Bonds (American National Red Cross Issue), Series 2000, TECP:
3.65% 5/7/2007	3,400	3,400
3.62% 5/9/2007	1,500	1,500
3.60% 5/15/2007	6,000	5,999
3.66% 5/23/2007	4,000	4,000
		14,899

Florida - 8.36%
Indian River County Hospital Dist., Hospital Rev. Bonds, TECP, 3.61% 4/2/2007	1,700	1,700
Jacksonville Electric Auth., Rev. Bonds, Series 2001-C, TECP, 3.62% 5/22/2007	3,500	3,500
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), TECP, 3.63% 5/10/2007	5,600	5,600
Local Government Fin. Commission, Pooled Notes, Series 1991-A, TECP:
3.63% 4/6/2007	6,000	6,000
3.65% 5/3/2007	4,400	4,400
School Dist. of Palm Beach County, Sales Tax Rev. Notes, Series 2005, TECP, 3.63% 5/16/2007	6,400	6,400
Sarasota County Public Hospital Dist., Hospital Rev. Bonds (Sarasota Memorial Hospital Project), Series 1985-C, TECP:
3.60% 5/2/2007	4,650	4,650
3.60% 5/8/2007	9,250	9,250
		41,500

Idaho - 2.33%
Tax Anticipation Notes, Series 2006, 4.50% 6/29/2007	11,560	11,582

Indiana - 0.32%
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America Inc. Project), Series 2005, AMT, 3.85% 2040 (1)	1,600	1,600

Iowa - 2.02%
Tax and Rev. Anticipation Notes, Series 2006, 4.25% 6/29/2007	10,000	10,014

Kentucky - 1.27%
Pendleton County, Money Market Municipal Multi-County Lease Rev. Bonds (Kentucky Assn. of Counties Leasing Trust Program), Series 1989, TECP, 3.63% 4/3/2007	6,300	6,300

Maryland - 8.33%
Baltimore County, Consolidated Public Improvement Bond Anticipation Notes, Series 1995, TECP:
3.60% 4/3/2007	3,000	3,000
3.63% 4/3/2007	2,500	2,500
Health and Educational Facs. Auth., Commercial Paper Rev. Notes (Johns Hopkins University Issue), Series A:
3.57% 4/4/2007	6,000	6,000
3.60% 5/7/2007	1,765	1,765
3.65% 5/7/2007	2,000	2,000
3.65% 5/11/2007	3,700	3,700
3.66% 5/14/2007	5,000	5,000
3.66% 5/23/2007	2,800	2,800
Howard County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-D, TECP, 3.65% 4/13/2007	6,600	6,600
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2002, TECP, 3.63% 4/3/2007	8,000	8,000
		41,365

Massachusetts - 4.58%
G.O. Notes, TECP:
Series 2000-F:
3.65% 5/7/2007	3,300	3,300
3.65% 5/11/2007	4,600	4,600
Series 2005-H, 3.69% 5/2/2007	2,350	2,350
Health and Educational Facs. Auth., Rev. Notes (Harvard University Issue), Series 2002-EE, TECP, 3.63% 5/16/2007	2,500	2,500
School Building Auth., Series 2006-A, TECP:
3.61% 5/10/2007	5,000	5,000
3.65% 5/29/2007	5,000	5,000
		22,750

Michigan - 3.53%
Full Faith and Credit G.O. Notes, Fiscal 2007 Series A, 4.25% 9/28/2007	15,000	15,042
Regents of the University of Michigan, Series G, TECP, 3.58% 5/9/2007	2,500	2,500
		17,542

Minnesota - 2.84%
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation/Mayo Medical Center), TECP:
Series 2000-B, 3.63% 4/10/2007	4,500	4,500
Series 2001-A, 3.65% 5/8/2007	3,600	3,600
Regents of the University of Minnesota, Series 2007-B, TECP, 3.62% 5/21/2007	6,000	5,999
		14,099

Nebraska - 0.40%
Omaha Public Power Dist., TECP, 3.59% 4/2/2007	2,000	2,000

Nevada - 3.20%
Las Vegas Valley Water Dist., G.O. Limited Tax Water Notes (SNWA Rev. Supported), TECP:
Series 2004-A:
3.60% 5/10/2007	4,600	4,600
3.65% 5/17/2007	3,400	3,400
3.62% 5/22/2007	5,900	5,899
Series 2004-B, 3.59% 4/3/2007	2,000	2,000
		15,899

New Mexico - 2.02%
Tax and Rev. Anticipation Notes, Series 2006, 4.50% 6/29/2007	10,000	10,018

Ohio - 1.01%
Ohio State University, General Receipts Notes, Series 2003-C, TECP, 3.62% 4/12/2007	5,000	5,000

Pennsylvania - 4.50%
Delaware County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Exelon Generation Co., LLC Project), Series 2001-A, TECP, 3.63% 5/16/2007	5,000	5,000
Montgomery County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds:
Exelon Generation Co., LLC Project, Series 2001-A, AMT, TECP, 3.63% 4/2/2007	3,000	3,000
PECO Energy Co. Project, Series 1994-A:
3.64% 5/17/2007	7,340	7,340
TECP, 3.64% 6/7/2007	3,700	3,699
University of Pittsburgh -of the Commonwealth System of Higher Education, University Capital Project and Ref. Bonds, Series 2007-A, 3.62% 2020 (1)	3,300	3,300
		22,339

South Carolina - 4.25%
Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP:
3.60% 4/4/2007	6,100	6,100
3.60% 4/11/2007	5,800	5,800
3.62% 5/9/2007	1,108	1,108
3.65% 5/11/2007	8,100	8,100
		21,108

Texas - 19.47%
City of Austin (Travis and Williamson Counties), Combined Utility Systems, Series A, TECP:
3.65% 5/30/2007	5,000	5,000
3.65% 5/31/2007	5,000	5,000
3.68% 6/4/2007	4,755	4,755
Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (BP Amoco Chemical Co. Project), Series 2003-B, AMT, 3.85% 2038 (1)	1,100	1,100
Harris County, Unlimited Commercial Paper Notes, Series D:
3.65% 5/3/2007	1,400	1,400
3.68% 6/4/2007	2,000	2,000
Metropolitan Transit Auth. of Harris County, Sales and Use Tax Rev. Notes, Series A, TECP, 3.62% 5/22/2007	2,000	2,000
City of Houston, TECP:
G.O. Notes, Series D:
3.57% 4/3/2007	2,500	2,500
3.63% 5/17/2007	9,700	9,699
Hotel Occupancy Tax and Parking Rev. Notes, Series A:
3.59% 4/3/2007	4,600	4,600
3.60% 5/2/2007	5,600	5,600
Public Fin. Auth., G.O. Bonds (Colonia Roadway Projects), TECP:
Series 2002-A, 3.62% 5/18/2007	7,300	7,299
Series 2003:
3.59% 4/5/2007	5,400	5,400
3.60% 5/7/2007	5,000	5,000
3.65% 6/5/2007	4,000	4,000
City of San Antonio, Electric and Gas Systems Notes, TECP:
3.62% 5/14/2007	3,000	3,000
3.65% 5/21/2007	2,050	2,050
3.64% 6/7/2007	4,000	3,999
Unemployment Compensation Obligation Assessment, Rev. Notes, Series 2003-C-4, TECP:
3.65% 5/7/2007	3,000	3,000
3.66% 5/23/2007	2,900	2,900
Board of Regents of the University of Texas System, Rev. Fncg. System Notes, Series 2002-A, TECP:
3.60% 4/2/2007	4,000	4,000
3.59% 4/5/2007	6,342	6,342
3.62% 5/22/2007	6,000	5,999
		96,643

Utah - 4.44%
County of Salt Lake, Pollution Control Rev. Ref. Bonds (Service Station Holding Inc.), Series 1994, 3.80% 2/1/2008 (1)	1,200	1,200
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, TECP:
Series 1997-B-2:
3.60% 4/4/2007	2,200	2,200
3.59% 4/10/2007	2,500	2,500
3.65% 5/3/2007	2,000	2,000
3.62% 5/9/2007	1,750	1,750
3.66% 5/14/2007	1,000	1,000
3.60% 5/15/2007	4,000	4,000
3.66% 5/23/2007	3,800	3,800
Series 1998-B-3, 3.57% 4/4/2007	3,600	3,600
		22,050

Virginia - 1.61%
Metropolitan Washington Airports Auth., Flexible Term PFC Rev. Notes, AMT, TECP:
Series 2005-A, 3.68% 5/2/2007	5,000	5,000
Series 2005-B, 3.70% 6/5/2007	3,000	3,000
		8,000

Washington - 3.97%
Port of Seattle, Rev. Notes, TECP:
Series A-2, 3.60% 5/3/2007	2,300	2,300
Series B-1, AMT, 3.63% 5/4/2007	9,400	9,399
Series 2002-B-2, AMT:
3.69% 4/2/2007	4,000	4,000
3.69% 4/4/2007	4,000	4,000
		19,699

West Virginia - 2.00%
Public Energy Auth., Energy Rev. Bonds (Morgantown Energy Associates Project), Series 1989-A, AMT, TECP:
3.61% 4/2/2007	7,000	7,000
3.63% 5/4/2007	2,900	2,900
		9,900

Wisconsin - 4.73%
G.O. Notes, TECP:
Series 2005-A:
3.60% 4/9/2007	14,500	14,500
3.65% 5/30/2007	1,400	1,400
Series 2006-A, 3.65% 5/7/2007	5,000	5,000
Transportation Rev. Notes, Series 1997-A, TECP, 3.60% 5/2/2007	2,600	2,600
		23,500

Wyoming - 1.76%
Sweetwater County, Customized Purchase Pollution Control Rev. Ref. Bonds (PacifiCorp. Project), Series 1988-A, TECP:
3.59% 4/2/2007	3,500	3,500
3.60% 5/2/2007	5,250	5,250
		8,750

Total investment securities (cost: $492,849,000)		492,825
Other assets less liabilities		3,673

Net assets		$496,498

(1) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to Abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities			unaudited
at March 31, 2007	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $492,849)			$492,825
Cash			901
Receivables for:
Sales of fund's shares		$2,159
Interest		2,652	4,811
			498,537
Liabilities:
Payables for:
Repurchases of fund's shares		1,647
Dividends on fund's shares		144
Investment advisory services		142
Services provided by affiliates		40
Deferred trustees' compensation		48
Other		18	2,039
Net assets at March 31, 2007			$496,498

Net assets consist of:
Capital paid in on shares of beneficial interest			$496,611
Distributions in excess of net investment income			(89)
Net unrealized depreciation			(24)
Net assets at March 31, 2007			$496,498

Shares of beneficial interest issued and outstanding - unlimited shares authorized (496,619 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share

Class A	$455,722	455,833	$1.00
Class R-5	40,776	40,786	1.00

See Notes to Financial Statements

Statement of operations			unaudited
for the six months ended March 31, 2007			(dollars in thousands	)
Investment income:
Income:
Interest			$8,597
Fees and expenses(*):
Investment advisory services		$917
Distribution services		98
Transfer agent services		80
Administrative services		23
Reports to shareholders		12
Registration statement and prospectus		47
Postage, stationery and supplies		20
Trustees' compensation		20
Auditing and legal		28
Custodian		9
State and local taxes		6
Other		22
Total fees and expenses before waivers		1,282
Less waivers of fees and expenses:
Investment advisory services		92
Total fees and expenses after waivers			1,190
Net investment income			7,407

Net unrealized depreciation on investments			(58)

Net increase in net assets resulting from operations			$7,349

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets			(dollars in thousands	)

		Six months	Year ended
		ended March 31,	September 30,
		2007*	2006
Operations:
Net investment income		$7,407	$12,202
Net unrealized (depreciation) appreciation on investments		(58)	70
Net increase in net assets resulting from operations		7,349	12,272

Dividends paid or accrued to
shareholders from net investment income		(7,412)	(12,198)

Capital share transactions		7,058	57,467

Total increase in net assets		6,995	57,541

Net assets:
Beginning of period		489,503	431,962
End of period		$496,498	$489,503

*Unaudited.

See Notes to Financial Statements

Notes to financial statements	unaudited

1.	Organization and significant accounting policies

Organization - Tax-Exempt Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, through investments in high-quality municipal securities with effective maturities of one year or less.

The fund offers two share classes consisting of one retail share class (Class A) and one retirement plan share class (R-5). Each share class is sold without any sales charges and does not carry any conversion rights.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value - The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share.

Security valuation - Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the two share classes based on the relative value of their settled shares. Unrealized gains and losses are allocated daily among the two share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends to shareholders - Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income each year. The fund is not subject to income taxes to the extent taxable income is distributed. Therefore, no federal income tax provision is required. Generally, income earned by the fund is exempt from federal income taxes.

Distributions - Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of March 31, 2007, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2006, the components of distributable earnings on a tax basis were as follows:

		(dollars in thousands)
Undistributed tax-exempt income		$168
Short-term loss carryforwards*:
Expiring 2007	$(18)
Expiring 2008	(39)
Expiring 2009	(27)
Expiring 2010	(2)
Expiring 2011	(3)	(89)

*The short-term loss carryforwards will be used to offset any short-term gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from short-term gains while short-term loss carryforwards remain.

As of March 31, 2007, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$2
Gross unrealized depreciation on investment securities	(26)
Net unrealized depreciation on investment securities	(24)
Cost of investment securities	492,849

Distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended March 31, 2007	Year ended September 30, 2006
Class A	$6,845	$11,326
Class R-5	567	872
Total	$7,412	$12,198

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.390% on the first $200 million of daily net assets and decreasing to 0.290% on such assets in excess of $1.2 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended March 31, 2007, total investment advisory services fees waived by CRMC were $92,000. As a result, the fee shown on the accompanying financial statements of $917,000, which was equivalent to an annualized rate of 0.378%, was reduced to $825,000, or 0.340% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted a plan of distribution for Class A shares. Under the plan, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plan provides for payments, based on an annualized percentage of average daily net assets, of up to 0.15%. This class may use a portion of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services.

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A. Under this agreement, this share class compensates AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to Class R-5 from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for Class R-5. This share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Deferred trustees’ compensation - Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees’ compensation on the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees - Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2007
Class A	$246,670	246,670	$6,339	6,339	$(256,828)	(256,828)	$(3,819)	(3,819)
Class R-5	89,959	89,959	262	262	(79,344)	(79,344)	10,877	10,877
Total net increase
(decrease)	$336,629	336,629	$6,601	6,601	$(336,172)	(336,172)	$7,058	7,058

Year ended September 30, 2006
Class A	$533,241	533,241	$10,499	10,499	$(488,773)	(488,773)	$54,967	54,967
Class R-5	118,671	118,671	453	453	(116,624)	(116,624)	2,500	2,500
Total net increase
(decrease)	$651,912	651,912	$10,952	10,952	$(605,397)	(605,397)	$57,467	57,467

(*) Includes exchanges between share classes of the fund.

Financial highlights (1)

	Net asset value, beginning of period	Net investment income (2)	Dividends (from net investment income)	Net asset value, end of period	Total return (3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers (3)		Ratio of net income to average net assets (3)
Class A:
Six months ended 3/31/2007 (4)	$1.00	$.015	$(.015)	$1.00	1.54%	$455.53%		(5)	.49%	(5)	3.06%	(5)
Year ended 9/30/2006	1.00	.027	(.027)	1.00	2.76	460.52			.48		2.73
Year ended 9/30/2005	1.00	.016	(.016)	1.00	1.63	405.53			.50		1.61
Year ended 9/30/2004	1.00	.005	(.005)	1.00	.49	418.53			.53		.49
Year ended 9/30/2003	1.00	.006	(.006)	1.00	.57	353.55			.55		.57
Year ended 9/30/2002	1.00	.010	(.010)	1.00	1.05	341.54			.54		1.04
Class R-5:
Six months ended 3/31/2007 (4)	1.00	.015	(.015)	1.00	1.52	41.57		(5)	.53	(5)	3.02	(5)
Year ended 9/30/2006	1.00	.027	(.027)	1.00	2.72	30.56			.52		2.69
Year ended 9/30/2005	1.00	.016	(.016)	1.00	1.59	27.56			.53		1.63
Year ended 9/30/2004	1.00	.005	(.005)	1.00	.45	21.57			.57		.47
Year ended 9/30/2003	1.00	.005	(.005)	1.00	.54	10.58			.58		.55
Period from 7/15/2002 to 9/30/2002	1.00	.002	(.002)	1.00	.17	10.12			.12		.17

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) This column reflects the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.
(4) Unaudited.
(5) Annualized.

See Notes to Financial Statements

Expense example	unaudited

As a shareholder of the fund, you incur certain ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006, through March 31, 2007).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning account value 10/1/2006	Ending account value 3/31/2007	Expenses paid during period *	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,015.37	$2.46	.49%
Class A -- assumed 5% return	1,000.00	1,022.49	2.47	.49
Class R-5 -- actual return	1,000.00	1,015.18	2.66	.53
Class R-5 -- assumed 5% return	1,000.00	1,022.29	2.67	.53

*Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 365 (to reflect the one-half year period).

Offices of the funds and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the funds’ prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The funds file their proxy voting records with the SEC for the 12 months ended June 30 by August 31. The reports also are available on the SEC and American Funds websites.

The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America file a complete list of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after June 30, 2007, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For 75 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 30 carefully conceived, broadly diversified funds has attracted over 40 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

• An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 24 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

• Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Capital Income Builder®
The Income Fund of America®

• Balanced fund
American Balanced Fund®

• Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

• Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
> The Cash Management Trust of America®
> The Tax-Exempt Money Fund of AmericaSM
> The U.S. Treasury Money Fund of AmericaSM

• American Funds Target Date Retirement SeriesSM

The Capital Group Companies

American Funds            Capital Research and Management            Capital International              Capital Guardian           Capital Bank and Trust

Lit. No. MFGESR-960-0507P

Litho in USA AGD/GP/8090-S7479

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CASH MANAGEMENT TRUST OF AMERICA

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: June 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: June 8, 2007

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: June 8, 2007